Stockholders’ Equity (Tables)	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of Share Based Payment Arrangement Option Activity

A summary of stock option activity for the stock option plans for the quarter ended March 31, 2026 and the year ended December 31, 2025 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2024	10,359,750	$0.31

Granted	2,158,333	0.18
Expired	(1,930,400)	(0.33)
Cancelled	(110,000)	(0.19)
Outstanding December 31, 2025	10,477,683	$0.29

Cancelled	(55,000)	(0.16)
Expired	(789,600)	(0.39)

Outstanding March 31, 2026	9,633,083	$0.28

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at March 31, 2026:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,238,750	1,074,600	March 25, 2029
CAD$0.25	2,088,333	292,367	August 21, 2030
CAD$0.30	1,805,000	1,335,700	February 21, 2028
CAD$0.50	2,295,000	2,249,100	February 1, 2027
CAD$0.66	200,000	200,000	July 12, 2026
CAD$1.02	1,006,000	1,006,000	April 6, 2026
	9,633,083	6,157,767